Long-Term Debt, net - Additional Information (Details) $ in Thousands				1 Months Ended			3 Months Ended	12 Months Ended
	Jul. 12, 2021 USD ($)	Apr. 12, 2021 USD ($) installment	Feb. 11, 2021 USD ($)	Dec. 31, 2022 USD ($) installment	Jun. 30, 2022 USD ($) item installment	May 31, 2022 USD ($)	Jun. 30, 2022 USD ($) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 01, 2021 USD ($)
Line of Credit Facility [Line Items]
Carrying value of vessels subject to first preferred mortgages as collateral to credit facilities				$ 1,592,400				$ 1,592,400
Deferred bond issuance costs				$ 8,100				$ 8,100	$ 28,400
Number of vessels excluding sale and lease back arrangement | item								24
Early repaid amount								$ 892,928	1,343,725	$ 146,747
Gain on debt extinguishment, net		$ 111,600						4,351	111,616
Incurred interest expense								55,700		36,700
Interest expense capitalized								5,000	0	0
Interest expense incurred									53,100
Interest paid								$ 54,000	$ 42,800	$ 35,200
Weighted average interest rate on long-term borrowings (as a percent)				5.30%				5.30%	4.40%	4.60%
Gemini Shipholdings Corporation
Line of Credit Facility [Line Items]
Balloon payment at maturity											$ 13,500
Acquired outstanding principal balance											$ 23,100
TEU sister vessels
Line of Credit Facility [Line Items]
TEU | item					5,466		5,466
Citibank $382.5 mil. Revolving Credit Facility
Line of Credit Facility [Line Items]
Credit facility				$ 382,500				$ 382,500
Citibank/Natwest $815 mil. Facility
Line of Credit Facility [Line Items]
Credit facility				815,000		$ 815,000		815,000
BNP Paribas/Credit Agricole $130 mil. Facility
Line of Credit Facility [Line Items]
Credit facility				130,000				130,000
Term of debt					5 years
Balloon payment at maturity					$ 67,200		$ 67,200
Long-term debt				$ 120,000				$ 120,000
Minimum percentage of fair market value of collateral vessels required to cover loan value				125.00%				125.00%
Early repaid amount					$ 130,000
BNP Paribas/Credit Agricole $130 mil. Facility | Eight Quarterly Installment
Line of Credit Facility [Line Items]
Number of quarterly instalments | installment					8
Amount of quarterly instalment					$ 5,000
BNP Paribas/Credit Agricole $130 mil. Facility | Twelve Quarterly Installments
Line of Credit Facility [Line Items]
Number of quarterly instalments | installment					12
Amount of quarterly instalment					$ 1,900
BNP Paribas/Credit Agricole $130 mil. Facility | Non-cumulative compounded RFR rate
Line of Credit Facility [Line Items]
Spread on variable rate					2.16%
Alpha Bank $55.25 mil. Facility
Line of Credit Facility [Line Items]
Credit facility				$ 55,250				$ 55,250
Term of debt				5 years
Number of quarterly instalments | installment				20
Amount of quarterly instalment				$ 1,875
Balloon payment at maturity				17,750				17,750
Long-term debt				$ 55,250				55,250
Alpha Bank $55.25 mil. Facility | SOFR
Line of Credit Facility [Line Items]
Spread on variable rate				2.30%
Citibank $382.5 mil. Revolving Credit Facility
Line of Credit Facility [Line Items]
Credit facility				$ 382,500				382,500
Term of debt				5 years
Number of quarterly instalments | installment				20
Amount of quarterly instalment				$ 11,250
Balloon payment at maturity				157,500				157,500
Outstanding balance				$ 0				0
Commitment fee payable (as a percent)				0.80%
Remaining borrowing availability				$ 382,500				382,500
Citibank $382.5 mil. Revolving Credit Facility | SOFR
Line of Credit Facility [Line Items]
Spread on variable rate				2.00%
Senior unsecured notes
Line of Credit Facility [Line Items]
Face amount of debt			$ 300,000
Fixed interest rate (as a percent)			8.50%
Percentage of principal amount redeemable from equity offering within 90 days of closing			35.00%
Redemption period of principal from closing of equity offering			90 days
Amount repurchased				$ 37,200				37,200
Deferred bond issuance costs			$ 9,000
Long-term debt				262,766				262,766	$ 300,000
Senior unsecured notes | Prior to March 1, 2024
Line of Credit Facility [Line Items]
Percent of equity offering proceeds within 90 days after the equity offering closing			108.50%
Senior unsecured notes | On or after March 1, 2024
Line of Credit Facility [Line Items]
Percent of principal amount being redeemed			104.25%
Senior unsecured notes | On or after March 1, 2025
Line of Credit Facility [Line Items]
Percent of principal amount being redeemed			102.125%
Senior unsecured notes | On or after March 1, 2026
Line of Credit Facility [Line Items]
Percent of principal amount being redeemed			100.00%
Senior unsecured notes | Maximum
Line of Credit Facility [Line Items]
Face amount of debt		300,000
Citibank/Natwest $815 mil. Facility
Line of Credit Facility [Line Items]
Credit facility		$ 815,000		815,000				815,000
Term of debt		4 years
Number of quarterly instalments | installment		16
Amount of quarterly instalment		$ 20,400				12,900
Balloon payment at maturity	$ 489,000					309,000
Outstanding balance				437,750				437,750
Long-term debt									774,250
Early repaid amount						270,000
Gain on debt extinguishment, net						26,900
Citibank/Natwest $815 mil. Facility | LIBOR
Line of Credit Facility [Line Items]
Spread on variable rate	2.50%
Macquarie Bank $58 mil. Facility
Line of Credit Facility [Line Items]
Credit facility				58,000				58,000
Long-term debt									45,600
Early repaid amount							$ 43,000
SinoPac $13.3 mil. Facility
Line of Credit Facility [Line Items]
Credit facility				13,300				13,300
Long-term debt									10,800
Early repaid amount						9,800
Eurobank $30.0 mil. Facility
Line of Credit Facility [Line Items]
Credit facility				$ 30,000				$ 30,000
Long-term debt									$ 21,375
Early repaid amount						$ 20,600
Alpha Bank $55.25 mil. Facility and Citibank $382.5 mil. Revolving Credit Facility
Line of Credit Facility [Line Items]
Minimum percentage of fair market value of collateral vessels required to cover loan value				120.00%				120.00%
Alpha Bank $55.25 mil. Facility, Citibank $382.5 mil. Revolving Credit Facility and BNP Paribas/Credit Agricole $130 mil. Facility
Line of Credit Facility [Line Items]
Minimum liquidity				$ 30,000				$ 30,000
Maximum leverage ratio				6.5				6.5
Minimum interest coverage ratio				2.5				2.5